UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.

(a)

MC Trio Equity Buffered ETF Ticker: TRIO Listed on: Cboe BZX Exchange, Inc.	January 31, 2026 Annual Shareholder Report https://mctrio.com/

This annual shareholder report contains important information about the MC Trio Equity Buffered ETF (the “Fund”) for the period of March 5, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://mctrio.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$68	0.70%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (3/5/2025)
MC Trio Equity Buffered ETF - NAV	12.34%
Solactive GBS Global Markets All Cap USD Index	24.20%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://mctrio.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund delivered returns driven by its options-based exposures to U.S. large-cap (70% SPY), U.S. small-cap (15% IWM), and developed international equities (15% EFA), implemented through FLEX options designed to provide buffered outcomes. Performance was led primarily by the SPY allocation, which reached multiple all-time highs in 2025 amid strength in large-cap technology and continued investor interest in AI-related investment and capital spending. The small-cap and developed international sleeves also contributed positively, with both indices reaching new highs at various points during the year.

The Fund generally exhibited lower volatility relative to broad equity markets during the Period. During the mid-March and early April 2025 tariff-driven selloff (when the S&P 500 declined by as much as 19%), The Fund helped to mitigate a significant portion of the downturn due to its built-in buffers. Additionally, the disciplined rolling of expiring option positions in the SPY and EFA sleeves allowed the Fund to reset caps and buffers at prevailing market levels, contributing to performance. Overall results reflected both underlying market movements and the mechanics of implementing and resetting buffered option exposures across SPY, IWM, and EFA.

Annual Shareholder Report: January 31, 2026

MC Trio Equity Buffered ETF Ticker: TRIO Listed on: Cboe BZX Exchange, Inc.	January 31, 2026 Annual Shareholder Report https://mctrio.com/

KEY FUND STATISTICS (as of Period End)
Net Assets	$112,578,858	Advisory Fees	$650,115
# of Portfolio Holdings	7	Portfolio Turnover Rate*	101%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP HOLDINGS (as a % of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $6.58	69.7%
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $2.52	15.3%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $0.94	15.2%
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $657.63	2.3%
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $252.08	1.0%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $93.84	0.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://mctrio.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: January 31, 2026

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 1/31/2026
(a) Audit Fees	$8,750
(b) Audit-Related Fees	N/A
(c) Tax Fees	$2,250
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

MC TRIO EQUITY BUFFERED ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8% (a) (b)(c)(d)(g)
Call Options - 100.1%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $0.94	$17,619,426	1,749	$17,058,889
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $2.52	17,500,410	674	17,218,692
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $6.58	79,714,944	1,152	78,450,647
Total Call Options			112,728,228

Put Options - 3.7%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $93.84	17,619,426	1,749	563,877
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $252.08	17,500,410	674	1,074,100
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $657.63	79,022,974	1,142	2,571,259
Total Put Options			4,209,236
TOTAL PURCHASED OPTIONS (Cost $114,852,924)			116,937,464

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%
First American Government Obligations Fund - Class X, 3.61% (e)		3,123,272	3,123,272
TOTAL MONEY MARKET FUNDS (Cost $3,123,272)			3,123,272

TOTAL INVESTMENTS - 106.6% (Cost $117,976,196)			$120,060,736
Liabilities in Excess of Other Assets - (6.6)% (f)			(7,481,878)
TOTAL NET ASSETS - 100.0%			$112,578,858

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(f)	Includes cash of $177,143 that is pledged as collateral for written options.
(g)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

1

MC TRIO EQUITY BUFFERED ETF
SCHEDULE OF WRITTEN OPTIONS
January 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.8)% (a)(b)(c)
Call Options - (4.8)%
iShares MSCI EAFE ETF
Expiration: 02/06/2026; Exercise Price: $2.01	$ (10,074)	(1)	$(9,873)
Expiration: 12/18/2026; Exercise Price: $101.32	(17,619,426)	(1,749)	(1,078,206)
iShares Russell 2000 ETF
Expiration: 02/06/2026; Exercise Price: $6.01	(25,965)	(1)	(25,365)
Expiration: 12/18/2026; Exercise Price: $291.66	(17,500,410)	(674)	(717,561)
SPDR S&P 500 ETF Trust
Expiration: 09/18/2026; Exercise Price: $7.58	(691,970)	(10)	(680,020)
Expiration: 09/18/2026; Exercise Price: $724.45	(79,022,974)	(1,142)	(2,843,774)
Total Call Options			(5,354,799)

Put Options - (2.0)%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $84.46	(17,619,426)	(1,749)	(281,939)
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $226.87	(17,500,410)	(674)	(595,466)
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $591.87	(79,022,974)	(1,142)	(1,369,863)
Total Put Options			(2,247,268)
TOTAL WRITTEN OPTIONS (Premiums received $7,222,449)			$(7,602,067)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

2

MC TRIO EQUITY BUFFERED ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026

ASSETS:
Investments, at value (See Note 2)	$120,060,736
Deposit at broker for other investments	177,143
Dividends receivable	10,156
Interest receivable	19
Total assets	120,248,054

LIABILITIES:
Written option contracts, at value (See Note 2)	7,602,067
Payable to adviser (See Note 3)	67,129
Total liabilities	7,669,196
NET ASSETS	$112,578,858

NET ASSETS CONSISTS OF:
Paid-in capital	$112,824,543
Total distributable earnings (accumulated losses)	(245,685)
Total net assets	$112,578,858

Net assets	$112,578,858
Shares issued and outstanding(a)	1,820,000
Net asset value per share	$61.86

COST:
Investments, at cost	$117,976,196
(7,222,449)
PROCEEDS:
Written options premium received	$7,222,449

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

MC TRIO EQUITY BUFFERED ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026(a)

INVESTMENT INCOME:
Dividend income	$36,186
Interest income	13,619
Total investment income	49,805

EXPENSES:
Investment advisory fee (See Note 3)	650,115
Interest expense	725
Total expenses	650,840
NET INVESTMENT INCOME (LOSS)	(601,035)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	12,384,632
Investments	5,355,219
In-kind redemptions	7,911,833
Written options	(882,745)
Payments from affiliates (See Note 7)	325
Net realized gain (loss)	12,384,632

Net change in unrealized appreciation (depreciation) on:	1,704,921
Investments	2,084,540
Written options	(379,618)
Net change in unrealized appreciation (depreciation)	1,704,922
Net realized and unrealized gain (loss)	14,089,554
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,488,519

(a)	Inception date of the Fund was March 5, 2025.

The accompanying notes are an integral part of these financial statements.

MC TRIO EQUITY BUFFERED ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended January 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$(601,035)
Net realized gain (loss)	12,384,632
Net change in unrealized appreciation (depreciation)	1,704,922
Net increase (decrease) in net assets from operations	13,488,519

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,909,153)
Return of capital	(3,281,689)
Total distributions to shareholders	(9,190,842)

CAPITAL TRANSACTIONS:
Shares sold	117,713,595
Shares redeemed	(9,464,604)
ETF transaction fees (See Note 1)	32,190
Net increase (decrease) in net assets from capital transactions	108,281,181

NET INCREASE (DECREASE) IN NET ASSETS	112,578,858

NET ASSETS:
Beginning of the period	–
End of the period	$112,578,858

SHARES TRANSACTIONS
Shares sold	1,980,000
Shares redeemed	(160,000)
Total increase (decrease) in shares outstanding	1,820,000

(a)	Inception date of the Fund was March 5, 2025.

The accompanying notes are an integral part of these financial statements.

MC TRIO EQUITY BUFFERED ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
MC Trio Equity Buffered ETF
1/31/2026(f)	$60.00	(0.37)	7.71(h)	7.34	(3.54)	(1.96)	(5.50)	0.02	$61.86	12.34%	$112,579	0.70%	0.00%(g)	(0.65)%	101%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was March 5, 2025.
(g)	Amount represents less than 0.005%.
(h)	Includes increase in payments by affiliates of less than $0.01.

The accompanying notes are an integral part of these financial statements.

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026

NOTE 1 – ORGANIZATION

MC Trio Equity Buffered ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on March 5, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to achieve capital appreciation with limited downside protection. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from March 5, 2025 to January 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

(“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price. FLEX Options are valued at the last quoted closing price from CBOE. In the absence of the last quoted closing price, the security will be valued with a theoretical price provided by CBOE.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$116,937,464	$—	$116,937,464
Money Market Funds	3,123,272	—	—	3,123,272
Total Investments	$3,123,272	$116,937,464	$—	$120,060,736

Liabilities:
Written Options	$—	$(7,602,067)	$—	$(7,602,067)
Total Investments	$—	$(7,602,067)	$—	$(7,602,067)

  Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). The Fund’s portfolio includes several types of FLEX Options, including both purchased and written put and call options (as further described below). FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Fund as of the current fiscal period is as follows:

Equity Risk - Call and Put Options

Asset Derivatives	Liability Derivatives
Purchased Options, at Value	Written Options, at Value
$116,937,464	$7,602,067

The effects of derivative instruments on the Statement of Operations for the current fiscal period are as follows:

Equity Risk - Call and Put Options
Amount of Realized Gain/(Loss) on Derivatives Recognized in Income(a)
Purchased Options	Purchased Options In-Kind	Written Options	Written Options In-Kind	Totals
$5,326,751	$8,130,672	$(882,745)	$(218,839)	$12,355,839
(a) Realized gain (loss) on investments is included within the net realized (loss) on investments balance on the Statements of Operations.

Equity Risk - Call and Put Options
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income(a)
Purchased Options	Written Options
$2,084,540	$(379,618)
(a) Unrealized gain (loss) on investments is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

The average volume of derivative activity for the current fiscal period is as follows:

Purchased Options	Written Options
Average Notional Value	Average Notional Value
$212,797,534	$212,800,810
C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

F.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

G.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

I.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

J.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

K.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(7,825,051)	$7,825,051

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

L.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.70% to the Adviser monthly based on average daily net assets.

McCarthy & Cox Retirement & Estate Specialists, LLC (“McCarthy & Cox”), serves as a sub-adviser to the Fund and is responsible for determining the Fund’s investments. Arin Risk Advisors, LLC (“Arin”) also serves as a sub-adviser to the Fund and is responsible for selecting the Fund’s options investments and broker-dealers to execute the Fund’s transactions based on instructions provided by McCarthy & Cox. Pursuant to a Sub-Advisory Agreement between the Trust, Adviser, and McCarthy & Cox (the “McCarthy & Cox Sub-Advisory Agreement”), McCarthy & Cox is responsible for determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. Pursuant to a Sub Advisory Agreement between the Trust, Adviser, McCarthy & Cox, and Arin (the “Arin Sub-Advisory Agreement”), Arin has discretionary authority to select the Fund’s options investments and broker-dealers to execute Fund transactions upon direction from McCarthy & Cox.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$194,138,890	$89,330,868

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$—	$73,797,075
 There were no purchases or sales of U.S. Government securities during the current fiscal period.

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period were as follows:

Tax cost of Investments	$110,940,737
Gross tax unrealized appreciation	5,228,347
Gross tax unrealized depreciation	(3,710,415)
Net tax unrealized appreciation (depreciation)	$1,517,932
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(1,763,617)
Total accumulated gain (loss)	$(245,685)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund had $1,763,617 of post-October capital losses.

For the current fiscal period, the Fund did not have any capital loss carryforwards.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Period Ended January 31, 2026(a)
Ordinary Income	Return of Capital
$5,909,153	$3,281,689
(a) Inception date of the Fund was March 5, 2025.

NOTE 7 – PAYMENTS FROM AFFILIATES

During the current fiscal period, an affiliate reimbursed the Fund in the amount of $325 for losses related to an error. The reimbursement amount is reflected in the Fund's Statements of Operations as "Payments from affiliates."

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Subsequent to the current fiscal period, in a transaction that is expected close on April 1, 2026, Kintra Holdings, LLC acquired the equity interests of McCarthy & Cox Retirement & Estate Specialists, LLC (the “Sub-Adviser”), a sub-adviser to the Fund (the “Transaction”). In conjunction with the Transaction, the Sub-Adviser changed its name to Kintra Investments, LLC (“Kintra”). At the recommendation of the Fund’s investment adviser, the Trust’s Board of Trustees (the “Board”) approved a new sub-advisory agreement for the Fund with Kintra (formerly known as McCarthy & Cox Retirement & Estate Specialists, LLC), pursuant to which Kintra will continue to provide the same sub-advisory services to the Fund as it did prior to the Transaction.

MC TRIO EQUITY BUFFERED ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, the Fund’s investment adviser may enter into new sub-advisory agreements on behalf of the Fund without shareholder approval upon the approval of the Board.
The Fund’s investment adviser will compensate Kintra from its advisory fee, and the approval of the new sub-advisory agreement will not result in any change to the Fund’s advisory fee or investment objective.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
MC Trio Equity Buffered ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MC Trio Equity Buffered ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of January 31, 2026, the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 5, 2025 (commencement of operations) to January 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 31, 2026

MC TRIO EQUITY BUFFERED ETF
FEDERAL TAX INFORMATION

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 100.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026